Financial instruments - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2022 lb
Minimum
Statement Line Items [Line Items]
Payment received as a percentage of the contracted value of gold and copper		90.00%
Payment received as a percentage of the contracted value of molybdenum		50.00%
Payment made as a percentage of the contracted value of molybdenum		95.00%
Maximum
Statement Line Items [Line Items]
Payment received as a percentage of the contracted value of gold and copper		95.00%
Payment received as a percentage of the contracted value of molybdenum		100.00%
Payment made as a percentage of the contracted value of molybdenum		100.00%
Fuel contracts | Discontinued operations | Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC)
Statement Line Items [Line Items]
Realized gain (loss) on early settlement of hedging instrument	$ 14.2
Unrealized gain (loss) on early settlement of hedging instrument	$ 1.1
Copper zero-cost collar contracts | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | lb		32,738,607